Statement of Financial Position - Parenthetical - $ / shares	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of financial position
Preferred Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	30,261,952	24,106,952	13,331,946
Common Stock, Shares Outstanding	30,261,952	24,106,952	13,331,946